ACCUMULATED OTHER COMPREHENSIVE LOSS (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2011	Dec. 31, 2011
ACCUMULATED OTHER COMPREHENSIVE LOSS
Unrealized loss on hedging activities, pretax activity			$ (29,424)
Unrealized loss on hedging activities, tax effect			5,495
Unrealized loss on hedging activities, net activity	(9,719)	(7,902)	(23,929)
Accumulated Other Comprehensive Loss Attributable To:
Non-Controlling Interests			(14,415)
Vantiv, Inc.			$ (9,514)